INTEREST BEARING LOANS AND BORROWINGS - Guaranteed interest-bearing loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Bank and other loans	¥ 47,549,557	¥ 49,246,656
Bank and other loans, current	6,461,103	11,937,178
Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	8,948,002	10,690,668
Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	2,008,337	4,347,079
Baotou Aluminum Co. Ltd and Baotou Communications Investment Group Co. Ltd | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	412,500	825,000
Guizhou Investment | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		935,000
The Company | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	7,443,377	7,397,333
The Company and COSCO SHIPPING BULK Limited company | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	327,125	318,785
Ningxia Energy | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	¥ 765,000
Yunnan Aluminum | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		¥ 1,214,550